EQUITY - Schedule Of Equity (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of classes of share capital [line items]
Total Equity	$ 116,846	$ 97,150
Common equity | Common shares
Disclosure of classes of share capital [line items]
Total Equity	30,868	25,647
Preferred equity | Preferred shares
Disclosure of classes of share capital [line items]
Total Equity	4,145	4,168
Non-controlling interests
Disclosure of classes of share capital [line items]
Total Equity	81,833	67,335
Non-controlling interests | Preferred shares
Disclosure of classes of share capital [line items]
Total Equity	5,276	5,226
Non-controlling interests | Common shares
Disclosure of classes of share capital [line items]
Total Equity	$ 76,557	$ 62,109